INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2020
INTANGIBLE ASSETS
Schedule of changes in the net carrying amount of intangible assets

			Broadcasting
			licences, naming
			rights, projects
	Spectrum		under development
	licences	Software	and other	Total
Cost

Balance as of December 31, 2018	$723.5	$1,067.7	$398.3	$2,189.5
Additions[1]	255.8	209.6	31.5	496.9
Net change in additions financed with non-cash balances	—	(73.9)	62.7	(11.2)
Business acquisition	—	1.2	20.0	21.2
Reclassification	—	80.0	(152.5)	(72.5)
Retirement, disposals and other	—	(13.9)	(7.5)	(21.4)
Balance as of December 31, 2019	979.3	1,270.7	352.5	2,602.5
Additions	—	125.6	80.3	205.9
Net change in additions financed with non-cash balances [2]	—	(114.2)	63.8	(50.4)
Business acquisition	—	0.1	9.6	9.7
Reclassification	—	129.0	(129.0)	—
Retirement, disposals and other	—	(21.7)	(4.9)	(26.6)
Balance as of December 31, 2020	$979.3	$1,389.5	$372.3	$2,741.1

Accumulated amortization and impairment losses

Balance as of December 31, 2018	$247.7	$639.9	$166.6	$1,054.2
Amortization	—	105.2	11.5	116.7
Retirement, disposals and other	—	(7.5)	(4.9)	(12.4)
Balance as of December 31, 2019	247.7	737.6	173.2	1,158.5
Amortization	—	133.0	10.4	143.4
Retirement, disposals and other	—	(21.7)	(5.8)	(27.5)
Balance as of December 31, 2020	$247.7	$848.9	$177.8	$1,274.4

Net carrying amount
As of December 31, 2019	$731.6	$533.1	$179.3	$1,444.0
As of December 31, 2020	$731.6	$540.6	$194.5	$1,466.7
[1]

On April 10, 2019, Videotron acquired 10 spectrum licences in the 600 MHz band covering Eastern, Southern and Northern Québec, as well as Outaouais and Eastern Ontario regions for a total price of $255.8 million.

[2]	Includes a $50.3 million government credit for large investment projects receivable in 2020.